Share Capital & Share Premium (Details) - Schedule of share capital share premium - USD ($)	Dec. 31, 2022	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Share Capital Share Premium Abstract
Ordinary shares			450,000,000
Ordinary value	$ 250,000,000		$ 450,000,000	$ 250,000,000
Share Capital
Share Capital beginning balance, shares			88,035,353
Share Capital beginning balance	$ 8,804		$ 8,804
Share Capital end balance, shares	88,035,353	88,035,353
Share Capital end balance		$ 8,804